Going Concern (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended		96 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net losses	$ (25,445)	$ (20,699)	$ (95,793)	$ (125,359)	$ (1,222,351)
Accumulated deficit	$ (1,247,796)		$ (1,222,351)	$ (1,126,558)	$ (1,222,351)